RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
25. RELATED PARTY TRANSACTIONS

The remuneration of directors and executive officers is determined by the compensation committee of the Board of Directors. The directors’ fees, consulting fees and other compensation of directors and executive officers were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Officer salaries and short-term benefits	$12,989	$10,661
Share based payment expense	7,784	4,237
Directors fees	3,589	600
Severance payments	597	461
	$24,959	$15,959

Related party transactions are measured at the exchange amount which is the consideration agreed to between the parties.

The Company entered into contracts with wholly-owned subsidiaries of Gekko Systems, a global mineral processing and equipment company. The total expense was $132 during the year ended December 31, 2020 (year ended December 31, 2019 - $61). Ms. Elizabeth Lewis-Gray, a member of the Company’s Board of Directors effective September 26, 2019, is the Co-founder, Chair and Managing Director of Gekko Systems.